Note 22 (Tables)	12 Months Ended
Dec. 31, 2022
Financial liabilities at amortised cost [Abstract]
Financial liabilities at amortised cost [Table Text Block]
The breakdown of the balance under these headings in the consolidated balance sheets is as follows:

Financial liabilities measured at amortized cost (Millions of Euros)
	2022	2021	2020
Deposits	459,114	416,947	415,467
Deposits from central banks	38,323	47,351	45,177
Demand deposits	205	8	163
Time deposits and other	33,534	41,790	38,274
Repurchase agreements	4,584	5,553	6,740
Deposits from credit institutions	26,935	19,834	27,629
Demand deposits	11,434	7,601	7,196
Time deposits and other	11,787	8,599	16,079
Repurchase agreements	3,714	3,634	4,354
Customer deposits	393,856	349,761	342,661
Demand deposits	316,082	293,015	266,250
Time deposits and other	75,516	55,479	75,666
Repurchase agreements	2,259	1,267	746
Debt certificates	55,429	55,763	61,780
Other financial liabilities	14,086	15,183	13,358
Total	528,629	487,893	490,606

Deposits from banks [Table Text Block]
The breakdown by geographical area and the nature of the related instruments of this heading in the consolidated balance sheets is as follows:

Deposits from credit institutions (Millions of Euros)
	Demand deposits	Time deposits and other (1)	Repurchase agreements	Total
December 2022
Spain	1,215	1,429	67	2,709
Mexico	855	732	—	1,587
Turkey	10	633	29	672
South America	844	2,251	—	3,095
Rest of Europe	3,613	2,944	1,669	8,226
Rest of the world	4,897	3,797	1,949	10,645
Total	11,434	11,787	3,714	26,935
December 2021
Spain	1,671	375	—	2,047
Mexico	444	558	—	1,002
Turkey	83	672	37	792
South America	532	1,225	—	1,757
Rest of Europe	1,841	3,110	2,549	7,500
Rest of the world	3,030	2,657	1,048	6,736
Total	7,601	8,599	3,634	19,834
December 2020
Spain	345	1,405	1	1,751
Mexico	689	672	188	1,549
Turkey	8	580	28	617
South America	557	1,484	—	2,041
Rest of Europe	2,842	4,531	4,070	11,444
Rest of the world	2,755	7,406	67	10,228
Total	7,196	16,079	4,354	27,629
(1) Subordinated deposits are included amounting to €24, €14 and €12 million as of December 31, 2022, 2021 and 2020, respectively.

Customer Deposits [Table Text Block]
The breakdown by geographical area of this heading in the consolidated balance sheets, by type of instrument is as follows:

Customer deposits (Millions of Euros)
	Demand deposits	Time deposits and other	Repurchase agreements	Total
December 2022
Spain	188,803	13,389	2	202,194
Mexico	64,671	12,916	630	78,217
Turkey	22,117	17,254	747	40,118
South America	27,083	14,505	—	41,587
Rest of Europe	11,670	14,224	880	26,774
Rest of the world	1,737	3,228	—	4,965
Total	316,082	75,516	2,259	393,856
December 2021
Spain	181,565	10,407	2	191,974
Mexico	53,359	10,383	505	64,247
Turkey	19,725	13,644	6	33,376
South America	28,039	9,822	—	37,861
Rest of Europe	8,933	9,546	754	19,234
Rest of the world	1,393	1,677	—	3,070
Total	293,015	55,479	1,267	349,761
December 2020
Spain	168,690	20,065	2	188,757
Mexico	43,768	10,514	117	54,398
Turkey	17,906	16,707	8	34,621
South America	25,730	11,259	—	36,989
Rest of Europe	8,435	12,373	619	21,427
Rest of the world	1,720	4,748	—	6,468
Total	266,250	75,666	746	342,661

Deposits from debt certificates [Table Text Block]
The breakdown of the balance under this heading, by financial instruments and by currency, is as follows:

Debt certificates (Millions of Euros)
	2022	2021	2020
In Euros	35,611	36,289	42,462
Promissory bills and notes	1,079	319	860
Non-convertible bonds and debentures	16,979	15,712	14,538
Covered bonds (1)	7,665	9,930	13,274
Hybrid financial instruments (2)	959	366	355
Securitization bonds	2,501	2,302	2,538
Wholesale funding	139	438	2,331
Subordinated liabilities	6,289	7,221	8,566
Convertible perpetual certificates	3,000	3,500	4,500
Non-convertible preferred stock	—	—	159
Other non-convertible subordinated liabilities	3,289	3,721	3,907
In foreign currencies	19,819	19,475	19,318
Promissory bills and notes	351	579	1,024
Non-convertible bonds and debentures	9,323	7,885	8,691
Covered bonds (1)	114	178	217
Hybrid financial instruments (2)	3,724	2,843	455
Securitization bonds	—	4	4
Wholesale funding	111	412	1,016
Subordinated liabilities	6,196	7,574	7,911
Convertible perpetual certificates	1,876	1,771	1,633
Non- convertible preferred stock	—	—	35
Other non-convertible subordinated liabilities	4,320	5,803	6,243
Total	55,429	55,763	61,780
(1) Including mortgage-covered bonds. In years 2022, 2021 and 2020 there were several maturities of mortgage bonds.
(2) Corresponds to structured note issuances with embedded derivatives that have been segregated according to IFRS 9.

Memorandum item subordinated liabilities at amortized cost [Table Text Block]
The breakdown of this heading in the consolidated balance sheets is as follows:

Memorandum item: Subordinated liabilities at amortized cost (Millions of Euros)
	2022	2021	2020
Subordinated deposits	24	14	12
Subordinated certificates	12,485	14,794	16,476
Preferred stock	—	—	194
Compound convertible financial instruments	4,876	5,271	6,133
Other non-convertible subordinated liabilities	7,609	9,523	10,149
Total	12,509	14,808	16,488

Other Financial Liabilities [Table Text Block]
The breakdown of the balance under this heading in the consolidated balance sheets is as follows:

Other financial liabilities (Millions of Euros)
	2022	2021	2020
Lease liabilities (1)	1,398	2,560	2,674
Creditors for other financial liabilities	3,589	2,657	2,408
Collection accounts	3,426	3,839	3,275
Creditors for other payment obligations (2)	5,673	6,127	5,000
Total	14,086	15,183	13,358
(1) The variation in 2022 corresponds mainly to the closing of the transaction with Merlin Properties for which 100% of the shares of Tree Inversiones Inmobiliarias, SOCIMI, S.A. were acquired by BBVA Group (see Note 17).
(2) In 2021, this caption includes the amount committed for the acquisition of own shares under the share buyback program (see Notes 2.2.14 and 4).

Maturity of future payment obligations [Table Text Block]
A breakdown of the maturity of the lease liabilities, due after December 31, 2022 is provided below:

Maturity of future payment obligations (Millions of Euros)
	Up to 1 year	1 to 3 years	3 to 5 years	Over 5 years	Total
Leases	142	260	305	691	1,398